PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.


                              STRONG DISCOVERY FUND
                            STRONG DOW 30 VALUE FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                              STRONG INTERNET FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                             STRONG OPPORTUNITY FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND
                                STRONG VALUE FUND


           Supplement to the Statement of Additional Information dated
                  May 1, 2001, as supplemented on July 31, 2001

Effective May 1, 2001, the first bullet point of the Strong Mid Cap Disciplined Fund's investment policy found on page 9 is deleted and replaced with the following:

o The Fund will invest at least 70% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. At least 65% of the Fund's total assets will normally be invested in equity securities of medium market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of the Fund's investment. In general, medium-capitalization companies often involve greater risks than investments in established companies.

Effective August 31, 2001, the Strong Internet Fund merged with the Strong Technology 100 Fund. Therefore, any information describing the Strong Internet Fund is deleted.



              The date of this Statement of Additional Information
                         Supplement is August 31, 2001.



                                                           GRTHSST/WH4029 08/01